Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Audit and professional fees	$ 18,187	$ 17,605	$ 1,101
Excise tax payable on FAST II stock redemptions	2,211	2,211
Accrued payroll and related expenses		592	781
Accrued interest	400	9	405
Project-related accruals			888
Operating lease liabilities, current portion			156
Accrued insurance premiums			20
Other	$ 23	423	638
Accrued expenses and other current liabilities		$ 20,840	$ 3,989